Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis Using Significant Unobservable Inputs (Level 3)
Changes in the estimated fair value of the Partnership’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the years ended December 31, 2017, 2016 and 2015, is as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Balance at beginning of period	—	(14,830)	(21,448)
Acquisition of Logitel	—	—	2,569
Settlement of liability	—	—	3,540
Gain included in Other income (expense) - net	—	14,830	509
Balance at end of period	—	—	(14,830)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis:

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	250,294	250,294	342,287	342,287
Derivatives instruments (note 12)
Interest rate swap agreements	Level 2	(168,247)	(168,247)	(203,106)	(203,106)
Cross currency swap agreement	Level 2	(44,006)	(44,006)	(137,379)	(137,379)
Foreign currency forward contracts	Level 2	(357)	(357)	(1,786)	(1,786)

Non-Recurring:
Vessels held for sale (note 18)	Level 2	—	—	6,900	6,900
Vessels and equipment (note 18)	Level 2	—	—	11,300	11,300

Other:
Long-term debt - public (note 8)	Level 1	(666,427)	(671,635)	(550,525)	(480,710)
Long-term debt - non-public (note 8)	Level 2	(2,457,301)	(2,475,946)	(2,632,369)	(2,551,697)
Due to affiliates - long term (notes 11f and 11g)	Level 2	(163,037)	(210,089)	(200,000)	(192,982)

Summary of Partnership's Financing Receivables
The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Direct financing leases	Payment activity	Performing	17,207	17,586